Other Borrowings - Schedule of Annual Maturities and Weighted Average Interest Rates (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Amount
2024	$ 51,500	$ 24,200
2025	42,000	23,000
2026	5,000	5,000
Total	$ 98,500	$ 52,200
Weighted Average Interest Rate
2024	5.57%	5.06%
2025	3.97%	2.82%
2026	0.98%	0.98%
Total	4.66%	3.68%